Max Berueffy
Senior Associate Counsel
Writer’s Direct Number:  (205) 268-3581
Facsimile Number:  (205) 268-3597
Toll-Free Number:  (800) 627-0220

May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:         United Investors Life Insurance Company
United Investors Annuity Variable Account
Advantage II Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 33-12000; 811-5013

Commissioners:

On behalf of United Investors Life Insurance Company and United Investors Annuity Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Advantage II”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29  for United Investors Variable Account as filed with the Commission on April 30, 2012  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy